Basis of preparation of the consolidated financial statements (Details 3) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net (loss) income for the year attributable to NEXA's shareholders	$ (205,030)	$ (291,968)	$ 49,695
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Earnings (losses) per share - USD	$ (1.55)	$ (2.20)	$ 0.38
Previously stated [member]
IfrsStatementLineItems [Line Items]
Net (loss) income for the year attributable to NEXA's shareholders		$ (289,354)	$ 49,101
Weighted average number of outstanding shares – in thousands		132,439	132,439
Earnings (losses) per share - USD		$ (2.18)	$ 0.37
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Net (loss) income for the year attributable to NEXA's shareholders		$ (2,614)	$ 594
Weighted average number of outstanding shares – in thousands
Earnings (losses) per share - USD		$ (0.02)	$ 0.01
Revised [Member]
IfrsStatementLineItems [Line Items]
Net (loss) income for the year attributable to NEXA's shareholders		$ (291,968)	$ 49,695
Weighted average number of outstanding shares – in thousands		132,439	132,439
Earnings (losses) per share - USD		$ (2.20)	$ 0.38